UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value

CONSUMER DISCRETIONARY — 10.0%
Comcast, Cl A	96,600	$3,144,330
General Motors*	148,700	2,930,877
Time Warner	80,700	3,156,984
Wal-Mart Stores	41,500	3,088,845
Walt Disney	65,600	3,223,584

		15,544,620

CONSUMER STAPLES — 6.2%
CVS Caremark	69,500	3,144,875
General Mills	80,900	3,130,830
PepsiCo	46,100	3,352,853

		9,628,558

ENERGY — 13.7%
Anadarko Petroleum	52,700	3,659,488
Chevron	28,300	3,101,114
Consol Energy	98,600	2,857,428
EQT	59,300	3,344,520
Marathon Oil	129,600	3,430,512
Occidental Petroleum	55,800	4,856,274

		21,249,336

FINANCIAL SERVICES — 19.5%
ACE	46,800	3,439,800
AFLAC	80,700	3,533,046
American International Group*	101,700	3,180,159
Ameriprise Financial	31,800	1,644,696
Bank of America	431,800	3,169,412
CIT Group*	86,600	3,162,632
JPMorgan Chase	91,400	3,290,400
MetLife	97,500	3,000,075
Travelers	28,000	1,754,200
Wells Fargo	118,300	3,999,723

		30,174,143

HEALTH CARE — 18.3%
Abbott Laboratories	70,100	4,648,331
Baxter International	54,200	3,171,242
Covidien	55,600	3,106,928
Johnson & Johnson	71,300	4,935,386
Merck	70,000	3,091,900
Novartis ADR	53,500	3,136,170
Pfizer	65,600	1,577,024
St. Jude Medical	40,900	1,528,024
Teva Pharmaceutical Industries ADR	78,500	3,209,865

		28,404,870

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING — 2.0%
Dow Chemical	108,800	$3,131,264

PRODUCER DURABLES — 10.9%
Boeing	46,100	3,407,251
Flowserve	27,500	3,299,450
General Dynamics	25,900	1,643,096
Honeywell International	53,300	3,094,065
Union Pacific	25,350	3,108,164
Xylem	98,900	2,371,622

		16,923,648

TECHNOLOGY — 12.5%
Cisco Systems	202,500	3,229,875
EMC*	128,000	3,354,880
Intel	124,500	3,199,650
Microsoft	166,300	4,900,861
Oracle	101,800	3,074,360
TE Connectivity	51,800	1,709,918

		19,469,544

UTILITIES — 4.6%
American Electric Power	79,700	3,366,528
Vodafone Group ADR	130,200	3,743,250

		7,109,778

Total Common Stock (Cost $127,033,675)		151,635,761

Total Investments — 97.7% (Cost $127,033,675)†		$151,635,761

Percentages are based upon Net Assets of $155,132,761.

*	Non-income producing security.

ADR – American Depositary Receipt

Cl – Class

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $127,033,675, and the unrealized appreciation and depreciation were $31,101,837 and $(6,499,751), respectively.

As of July 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WHG-QH-007-1200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%
	Shares	Value

CONSUMER DISCRETIONARY — 16.3%
Big Lots*	190,972	$7,736,276
BorgWarner*	111,400	7,474,940
Brinker International	119,162	3,862,040
Childrens Place Retail Stores*	82,524	4,192,219
Family Dollar Stores	65,933	4,356,852
Garmin	89,418	3,452,429
Kirkland’s*	140,549	1,519,335
Lear	180,076	6,401,702
PetSmart	56,500	3,735,215
Signet Jewelers	191,457	8,408,791
Tupperware Brands	177,000	9,278,340
Universal Technical Institute	222,954	2,561,742

		62,979,881

CONSUMER STAPLES — 4.7%
Dr. Pepper Snapple Group	87,755	3,999,873
JM Smucker	131,451	10,095,437
Molson Coors Brewing, Cl B	95,300	4,033,096

		18,128,406

ENERGY — 9.1%
Access Midstream Partners LP (A)	135,587	3,932,023
Cabot Oil & Gas	95,915	4,046,654
Cloud Peak Energy*	254,731	4,215,798
Consol Energy	258,265	7,484,520
Plains Exploration & Production*	191,700	7,660,332
Rex Energy*	281,428	3,568,507
Ultra Petroleum*	173,600	4,124,736

		35,032,570

FINANCIAL SERVICES — 19.2%
Aspen Insurance Holdings	264,125	7,590,953
Axis Capital Holdings	242,126	7,956,260
BankUnited	347,790	8,472,165
BBCN Bancorp*	178,975	2,029,576
East West Bancorp	329,600	7,185,280
First Financial Bancorp	482,410	7,699,264
HCC Insurance Holdings	244,300	7,485,352
Lazard, Cl A	306,471	8,228,746
PrivateBancorp, Cl A	259,725	3,978,987
Safety Insurance Group	91,338	3,870,904
SVB Financial Group*	76,836	4,441,889
Wintrust Financial	144,322	5,298,061

		74,237,437

HEALTH CARE — 5.9%
CareFusion*	369,930	9,029,991
DENTSPLY International	111,786	4,062,303
Hologic*	427,846	7,923,708
Orthofix International NV*	46,232	1,895,975

		22,911,977

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING — 9.4%
Albemarle	64,596	$3,760,779
Aptargroup	154,906	7,746,849
Cabot Microelectronics	84,660	2,489,004
Eastman Chemical	96,298	5,034,460
Packaging Corp of America	254,340	7,831,129
Timken	258,357	9,352,523

		36,214,744

PRODUCER DURABLES — 11.5%
AGCO*	98,777	4,330,383
BE Aerospace*	115,326	4,524,239
Colfax*	272,116	7,875,037
Foster Wheeler*	322,719	5,821,851
Harsco	391,728	8,324,220
Hubbell, Cl B	99,082	8,152,467
Quanex Building Products	241,322	4,078,342
TMS International, Cl A*	132,900	1,299,762

		44,406,301

REAL ESTATE INVESTMENT TRUST — 4.3%
Alexandria Real Estate Equities	53,478	3,929,563
DiamondRock Hospitality	524,610	4,962,811
Digital Realty Trust	51,450	4,016,701
Potlatch	105,154	3,639,380

		16,548,455

TECHNOLOGY — 14.6%
Broadridge Financial Solutions	362,269	7,669,235
Global Payments	226,164	9,684,342
j2 Global	368,421	11,026,841
Jack Henry & Associates	249,497	8,665,031
KLA-Tencor	89,200	4,541,172
Tellabs	2,677,710	8,809,666
Western Digital*	144,207	5,735,112

		56,131,399

UTILITIES — 4.1%
CMS Energy	323,000	7,965,180
Wisconsin Energy	190,100	7,744,674

		15,709,854

Total Common Stock (Cost $341,631,357)		382,301,024

SHORT-TERM INVESTMENT — 0.1%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $127,070)	127,070	127,070

Total Investments — 99.2% (Cost $341,758,427)†		$382,428,094

Percentages are based upon Net Assets of $385,697,706.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JULY 31, 2012 (Unaudited)

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At July 31, 2012, this security amounted to $3,932,023 or 0.0% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2012.

Cl – Class

LP – Limited Partnership

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $341,758,427, and the unrealized appreciation and depreciation were $63,139,142 and $(22,469,475), respectively.

As of July 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WHG-QH-006-1200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.4%
	Shares	Value

CONSUMER DISCRETIONARY — 15.1%
Big Lots*	9,900	$401,049
BorgWarner*	6,100	409,310
Brinker International	6,300	204,183
Family Dollar Stores	2,900	191,632
Garmin	4,300	166,023
Lear	10,600	376,830
PetSmart	5,700	376,827
Signet Jewelers	8,800	386,496
Tupperware Brands	8,900	466,538

		2,978,888

CONSUMER STAPLES — 6.6%
Dr. Pepper Snapple Group	8,900	405,662
JM Smucker	6,400	491,520
Molson Coors Brewing, Cl B	9,500	402,040

		1,299,222

ENERGY — 8.7%
Access Midstream Partners LP (A)	7,100	205,900
Cabot Oil & Gas	5,200	219,388
Consol Energy	12,500	362,250
EQT	7,000	394,800
Plains Exploration & Production*	9,800	391,608
Rowan, Cl A*	4,200	147,546

		1,721,492

FINANCIAL SERVICES — 14.1%
Aspen Insurance Holdings	6,600	189,684
Axis Capital Holdings	11,800	387,748
BankUnited	16,400	399,504
East West Bancorp	17,600	383,680
HCC Insurance Holdings	12,600	386,064
Invesco	18,200	402,766
Lazard, Cl A	15,900	426,915
SVB Financial Group*	3,400	196,554

		2,772,915

HEALTH CARE — 8.2%
Boston Scientific*	36,700	189,739
CareFusion*	19,500	475,995
DENTSPLY International	5,300	192,602
Hologic*	20,600	381,512
Laboratory Corp of America Holdings*	4,600	386,814

		1,626,662

MATERIALS & PROCESSING — 11.5%
Airgas	2,400	190,368
Albemarle	3,400	197,948
Aptargroup	7,800	390,078
Eastman Chemical	4,000	209,120
Packaging Corp of America	12,600	387,954

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING — (continued)
Republic Services, Cl A	14,200	$410,806
Timken	13,100	474,220

		2,260,494

PRODUCER DURABLES — 10.4%
AGCO*	4,600	201,664
BE Aerospace*	9,200	360,916
Colfax*	14,100	408,054
Foster Wheeler*	16,700	301,268
Harsco	18,600	395,250
Hubbell, Cl B	4,800	394,944

		2,062,096

REAL ESTATE INVESTMENT TRUST — 4.0%
Alexandria Real Estate Equities	5,300	389,444
Digital Realty Trust	2,582	201,576
Liberty Property Trust	5,400	195,966

		786,986

TECHNOLOGY — 13.8%
Amphenol, Cl A	3,500	206,080
Broadridge Financial Solutions	18,400	389,528
CA	7,500	180,525
Fiserv*	2,800	196,364
Global Payments	11,300	483,866
Jack Henry & Associates	11,200	388,976
KLA-Tencor	4,000	203,640
Lam Research*	5,600	192,696
Western Digital*	12,300	489,171

		2,730,846

UTILITIES — 3.0%
CMS Energy	15,800	389,628
Wisconsin Energy	4,800	195,552

		585,180

Total Common Stock (Cost $18,252,884)		18,824,781

SHORT-TERM INVESTMENT — 4.2%
SEI Daily Income Trust, Government Money Market Fund Cl A, 0.020% (B) (Cost $820,249)	820,249	820,249

Total Investments — 99.6% (Cost $19,073,133)†		$19,645,030

Percentages are based upon Net Assets of $19,720,855.

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At July 31, 2012, this security amounted to $205,900 or 1.0% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2012.

Cl – Class

LP – Limited Partnership

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JULY 31, 2012 (Unaudited)

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $19,073,133 , and the unrealized appreciation and depreciation were $1,590,500 and $(1,018,603), respectively.

As of July 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

WHG-QH-011-0300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.1%
	Shares	Value

CONSUMER DISCRETIONARY — 10.3%
Brinker International	10,200	$330,582
Childrens Place Retail Stores*	12,800	650,240
Kirkland’s*	7,936	85,788
Saks*	65,200	680,036
Thor Industries	11,300	324,649
Warnaco Group*	14,300	610,038
Wolverine World Wide	14,000	622,020

		3,303,353

CONSUMER STAPLES — 2.1%
J&J Snack Foods	11,729	677,819

ENERGY — 9.1%
Berry Petroleum, Cl A	8,800	334,576
Bonanza Creek Energy*	20,351	356,753
Cloud Peak Energy*	20,600	340,930
EQT Midstream Partners LP* (A)	24,100	636,240
Gulfport Energy*	16,300	335,780
Matrix Service*	59,439	615,788
Rex Energy*	23,300	295,444

		2,915,511

FINANCIAL SERVICES — 22.4%
AMERISAFE*	23,800	594,167
Bancfirst	7,600	308,712
BBCN Bancorp*	56,593	641,765
Chemical Financial	29,150	653,835
Columbia Banking System	32,000	577,600
Employers Holdings	17,700	316,476
First Financial Bancorp	39,000	622,440
Knight Capital Group, Cl A*	50,900	525,797
PrivateBancorp, Cl A	20,900	320,188
Safety Insurance Group	15,019	636,505
State Bank Financial*	42,808	681,075
SVB Financial Group*	10,500	607,005
Wintrust Financial	18,310	672,160

		7,157,725

HEALTH CARE — 4.0%
Natus Medical*	50,654	626,083
Orthofix International NV*	15,919	652,838

		1,278,921

MATERIALS & PROCESSING — 2.0%
Beacon Roofing Supply*	12,500	331,375
Kaydon	15,000	316,500

		647,875

COMMON STOCK — continued
	Shares	Value

PRODUCER DURABLES — 17.9%
AO Smith	12,450	$615,279
EnerSys*	18,800	642,020
Genesee & Wyoming, Cl A*	6,100	378,566
Gorman-Rupp	21,800	605,168
Harsco	28,720	610,300
Hurco*	13,440	274,176
Landstar System	13,100	647,271
Moog, Cl A*	17,800	647,742
Saia*	27,800	628,280
TAL International Group	19,600	669,340

		5,718,142

REAL ESTATE INVESTMENT TRUSTS — 9.2%
Coresite Realty	11,980	319,387
CubeSmart	25,900	310,541
DCT Industrial Trust	112,000	701,120
DiamondRock Hospitality	67,700	640,442
Potlatch	18,600	643,746
Summit Hotel Properties	38,853	322,480

		2,937,716

TECHNOLOGY — 9.9%
CACI International, Cl A*	11,600	654,820
Heartland Payment Systems	10,459	331,550
j2 Global	21,200	634,516
Pervasive Software*	46,259	312,711
SYNNEX*	18,308	619,360
Tellabs	89,900	295,771
Veeco Instruments*	9,100	324,961

		3,173,689

UTILITIES — 7.2%
ALLETE	15,500	642,630
Cleco	8,100	354,456
NorthWestern	17,200	635,196
Portland General Electric	23,900	650,797

		2,283,079

Total Common Stock (Cost $26,884,621)		30,093,830

SHORT-TERM INVESTMENT — 5.3%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $1,705,721)	1,705,721	1,705,721

Total Investments — 99.4% (Cost $28,590,342)†		$31,799,551

Percentages are based upon Net Assets of $31,983,668.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JULY 31, 2012 (Unaudited)

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At July 31, 2012, this security amounted to $636,240 or 2.0% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2012.

Cl – Class

LP – Limited Partnership

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $28,590,342, and the unrealized appreciation and depreciation were $4,220,306 and $(1,011,097), respectively.

As of July 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WHG-QH-009-1200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 54.9%
	Shares	Value

CONSUMER DISCRETIONARY — 2.4%
Time Warner	229,100	$8,962,392
Wal-Mart Stores	134,000	9,973,620

		18,936,012

CONSUMER STAPLES — 4.8%
General Mills	477,798	18,490,782
PepsiCo	256,300	18,640,699

		37,131,481

ENERGY — 17.7%
Access Midstream Partners LP (A)	279,055	8,092,595
Chevron	142,500	15,615,150
El Paso Pipeline Partners LP (A)	347,400	12,110,364
Energy Transfer Equity LP (A)	295,255	12,678,250
Enterprise Products Partners LP (A)	252,441	13,379,373
Exterran Partners LP (A)	273,100	6,008,200
Exxon Mobil	156,700	13,609,395
Kinder Morgan (A)	277,700	9,944,437
Magellan Midstream Partners LP (A)	186,219	14,567,912
Oiltanking Partners LP (A)	146,222	4,964,237
Plains All American Pipeline LP (A)	99,600	8,764,800
Spectra Energy	282,500	8,669,925
Western Gas Partners LP (A)	212,300	9,542,885

		137,947,523

FINANCIAL SERVICES — 1.2%
Travelers	144,900	9,077,985

HEALTH CARE — 7.2%
Abbott Laboratories	282,800	18,752,468
Bristol-Myers Squibb	245,900	8,754,040
Johnson & Johnson	277,200	19,187,784
Novartis ADR	153,600	9,004,032

		55,698,324

MATERIALS & PROCESSING — 2.0%
EI Du Pont de Nemours	319,400	15,874,180

PRODUCER DURABLES — 3.2%
Automatic Data Processing	145,100	8,205,405
Boeing	105,100	7,767,941
Raytheon	157,843	8,757,130

		24,730,476

REAL ESTATE INVESTMENT TRUSTS — 4.0%
Alexandria Real Estate Equities	109,524	8,047,824
Digital Realty Trust	70,110	5,473,488
Mack-Cali Realty	298,700	8,002,173

COMMON STOCK — continued
	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — (continued)
Rayonier	192,350	$9,173,171

		30,696,656

TECHNOLOGY — 4.6%
Intel	682,500	17,540,250
Microsoft	615,100	18,126,997

		35,667,247

UTILITIES — 7.8%
American Electric Power	198,100	8,367,744
AT&T	261,900	9,931,248
Nextera Energy	130,200	9,231,180
Southern	126,300	6,081,345
Vodafone Group ADR	622,900	17,908,375
Xcel Energy	321,900	9,431,670

		60,951,562

Total Common Stock (Cost $369,014,603)		426,711,446

PREFERRED STOCK — 10.5%
CONSUMER DISCRETIONARY — 0.6%
General Motors, Ser B, 4.750%	144,000	4,819,680

FINANCIAL SERVICES — 6.9%
Axis Capital Holdings, 6.875%	90,762	2,486,879
Bank of America, Ser D, 6.204%	705,009	17,540,624
BB&T, 5.850%	356,500	9,390,210
Citigroup, 7.500%	145,584	12,496,930
Hartford Financial Services Group, Ser F, 7.250%	245,700	4,319,406
MetLife, 5.000%	118,700	7,441,303

		53,675,352

REAL ESTATE INVESTMENT TRUST — 0.8%
Public Storage, 5.900%	100,000	2,664,000
Public Storage, 5.750%	139,950	3,696,079

		6,360,079

UTILITIES — 2.2%
Dominion Resources, Ser A, 8.375%	230,383	6,646,550
Nextera Energy Capital, Ser E, 7.450%	178,599	4,643,574
PPL, 8.750%	108,600	5,849,196

		17,139,320

Total Preferred Stock (Cost $86,810,097)		81,994,431

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — 10.5%
	Face Amount	Value

CONSUMER STAPLES — 0.2%
Philip Morris International 6.875%, 03/17/14	$1,100,000	$1,212,030

ENERGY — 1.3%
Anadarko Petroleum 5.950%, 09/15/16	2,750,000	3,182,212
BHP Billiton Finance USA 5.500%, 04/01/14	1,250,000	1,354,364
Marathon Oil 5.900%, 03/15/18	1,000,000	1,197,555
Total Capital 3.000%, 06/24/15	3,825,000	4,100,316

		9,834,447

FINANCIAL SERVICES — 5.6%
American International Group 4.250%, 09/15/14	6,000,000	6,269,532
Bank of America 5.650%, 05/01/18	9,000,000	9,935,937
Barclays Bank , Ser 1 5.000%, 09/22/16	4,350,000	4,748,369
Citigroup 6.375%, 08/12/14	2,250,000	2,430,425
General Electric Capital 7.125%, 12/31/49	8,500,000	9,196,915
JPMorgan Chase 6.300%, 04/23/19	3,500,000	4,212,394
Teva Pharmaceutical Finance IV 3.650%, 11/10/21	6,500,000	7,081,158

		43,874,730

PRODUCER DURABLES — 0.6%
Boeing 6.000%, 03/15/19	2,000,000	2,533,138
CSX 6.250%, 04/01/15	2,000,000	2,284,690

		4,817,828

REAL ESTATE INVESTMENT TRUST — 0.4%
Vornado Realty 4.250%, 04/01/15	2,750,000	2,913,922

TECHNOLOGY — 1.9%
Arrow Electronics 6.000%, 04/01/20	2,500,000	2,776,545
Hewlett-Packard 1.550%, 05/30/14	3,000,000	3,023,280
Intel 3.300%, 10/01/21	7,000,000	7,653,821

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value

TECHNOLOGY — (continued)
Oracle 4.950%, 04/15/13	$1,700,000	$1,756,097

		15,209,743

UTILITIES — 0.5%
Sempra Energy 2.000%, 03/15/14	3,500,000	3,557,729

Total Corporate Obligations (Cost $76,855,686)		81,420,429

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
FHLMC 5.500%, 07/18/16	2,250,000	2,675,437
3.750%, 03/27/19	8,000,000	9,304,848
2.375%, 01/13/22	9,000,000	9,423,837

		21,404,122

FNMA 5.375%, 06/12/17	2,750,000	3,351,276
2.750%, 02/05/14	7,000,000	7,269,080
2.625%, 11/20/14	10,000,000	10,535,370
1.125%, 04/27/17	9,000,000	9,139,752

		30,295,478

Total U.S. Government Agency Obligations (Cost $49,649,479)		51,699,600

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bond 3.375%, 11/15/19	6,250,000	7,291,013

U.S. Treasury Inflationary Protection Securities 2.500%, 07/15/16	1,991,448	2,297,322
1.375%, 07/15/18	6,447,667	7,459,647
1.375%, 01/15/20	5,048,062	5,949,616

		15,706,585

U.S. Treasury Notes 3.250%, 05/31/16	2,250,000	2,491,524

Total U.S. Treasury Obligations (Cost $22,581,594)		25,489,122

SHORT-TERM INVESTMENT — 12.9%
SHORT-TERM INVESTMENT — 12.9%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $100,458,263)	100,458,263	100,458,263

Total Investments — 98.7% (Cost $705,369,722)†		$767,773,291

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2012 (Unaudited)

Percentages are based upon Net Assets of $ 777,707,387.

(A)	Securities considered Master Limited Partnership. At July 31, 2012, these securities amounted to $ 100,053,053 or 12.9% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2012.

ADR – American Depositary Receipt

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

LP – Limited Partnership

Ser – Series

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $705,369,722, and the unrealized appreciation and depreciation were $74,951,559 and $(12,547,990), respectively.

The following is a summary of the inputs used as of July 31, 2012 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$426,711,446	$—	$—	$426,711,446
Short-Term Investment	100,458,263	—	—	100,458,263
Preferred Stock	81,994,431	—	—	81,994,431
Corporate Obligations	—	81,420,429	—	81,420,429
U.S. Government Agency Obligations	—	51,699,600	—	51,699,600
U.S. Treasury Obligations	—	25,489,122	—	25,489,122

Total Investments in Securities	$609,164,140	$158,609,151	$—	$767,773,291

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WHG-QH-005-1100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD BALANCED FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 60.5%
	Shares	Value

CONSUMER DISCRETIONARY — 6.4%
Comcast, Cl A	3,900	$126,945
General Motors*	5,500	108,405
Time Warner	3,200	125,184
Wal-Mart Stores	1,600	119,088
Walt Disney	2,200	108,108

		587,730

CONSUMER STAPLES — 3.7%
CVS Caremark	2,500	113,125
General Mills	2,700	104,490
PepsiCo	1,600	116,368

		333,983

ENERGY — 8.5%
Anadarko Petroleum	1,800	124,992
Chevron	1,100	120,538
Consol Energy	3,800	110,124
EQT	2,100	118,440
Marathon Oil	4,700	124,409
Occidental Petroleum	2,000	174,060

		772,563

FINANCIAL SERVICES — 11.5%
ACE	1,500	110,250
AFLAC	2,700	118,206
American International Group*	3,800	118,826
Ameriprise Financial	1,300	67,236
Bank of America	15,100	110,834
CIT Group*	3,100	113,212
JPMorgan Chase	3,100	111,600
MetLife	3,600	110,772
Travelers	900	56,385
Wells Fargo	4,000	135,240

		1,052,561

HEALTH CARE — 11.9%
Abbott Laboratories	2,600	172,406
Baxter International	2,200	128,722
Covidien	2,000	111,760
Johnson & Johnson	2,400	166,128
Merck	2,700	119,259
Novartis ADR	2,200	128,964
Pfizer	2,900	69,716
St. Jude Medical	1,400	52,304
Teva Pharmaceutical Industries ADR	3,200	130,848

		1,080,107

MATERIALS & PROCESSING — 1.1%
Dow Chemical	3,500	100,730

COMMON STOCK — continued
	Shares/Face Amount	Value

PRODUCER DURABLES — 7.3%
Boeing	1,700	$125,647
Flowserve	900	107,982
General Dynamics	1,000	63,440
Honeywell International	2,300	133,515
Union Pacific	1,100	134,871
Xylem	4,000	95,920

		661,375

TECHNOLOGY — 7.4%
Cisco Systems	6,900	110,055
EMC*	4,300	112,703
Intel	4,200	107,940
Microsoft	5,600	165,032
Oracle	4,100	123,820
TE Connectivity	1,700	56,117

		675,667

UTILITIES — 2.7%
American Electric Power	2,700	114,048
Vodafone Group ADR	4,500	129,375

		243,423

Total Common Stock (Cost $4,674,710)		5,508,139

CORPORATE OBLIGATIONS — 16.3%
ENERGY — 4.6%
Apache 5.250%, 04/15/13	$75,000	77,519
BHP Billiton Finance USA 5.500%, 04/01/14	75,000	81,262
General Electric 5.000%, 02/01/13	75,000	76,709
Marathon Oil 5.900%, 03/15/18	75,000	89,816
XTO Energy 6.500%, 12/15/18	75,000	97,650

		422,956

FINANCIAL SERVICES — 4.9%
Ace INA Holdings 5.600%, 05/15/15	100,000	112,241
Barclays Bank , Ser 1 5.000%, 09/22/16	50,000	54,579
Berkshire Hathaway 5.125%, 09/15/12	75,000	75,419
Citigroup MTN 5.500%, 10/15/14	75,000	80,119
JPMorgan Chase 6.300%, 04/23/19	100,000	120,354

		442,712

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD BALANCED FUND
JULY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

PRODUCER DURABLES — 1.0%
Burlington Northern Santa Fe 5.650%, 05/01/17	$75,000	$88,383

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Vornado Realty 4.250%, 04/01/15	50,000	52,980

TECHNOLOGY — 2.9%
Intel 3.300%, 10/01/21	100,000	109,340
Oracle 4.950%, 04/15/13	100,000	103,300
Texas Instruments 1.650%, 08/03/19	50,000	49,803

		262,443

UTILITIES — 2.3%
Sempra Energy 2.000%, 03/15/14	75,000	76,237
Southern 4.150%, 05/15/14	50,000	52,805
Vodafone Group 4.150%, 06/10/14	75,000	79,727

		208,769

Total Corporate Obligations (Cost $1,375,714)		1,478,243

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bond 3.375%, 11/15/19	100,000	116,656

U.S. Treasury Inflationary Protection Securities 2.500%, 07/15/16	85,348	98,457
2.125%, 01/15/19	80,280	97,227
1.375%, 07/15/18	106,573	123,300
1.375%, 01/15/20	106,275	125,255

		444,239

U.S. Treasury Notes 5.125%, 05/15/16	105,000	123,572
3.625%, 08/15/19	100,000	118,156
0.750%, 08/15/13	100,000	100,582

		342,310

Total U.S. Treasury Obligations (Cost $800,949)		903,205

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.5%
	Face Amount/ Shares	Value

FHLMC 5.250%, 04/18/16	$100,000	$117,195
3.750%, 03/27/19	150,000	174,466

		291,661

FNMA 5.375%, 06/12/17	100,000	121,865
5.000%, 04/15/15	60,000	67,463
4.375%, 09/15/12	275,000	278,993
2.625%, 11/20/14	100,000	105,354

		573,675

Total U.S. Government Agency Obligations (Cost $805,509)		865,336

SHORT-TERM INVESTMENT — 4.3%
SHORT-TERM INVESTMENT — 4.3%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $391,620)	391,620	391,620

Total Investments — 100.5% (Cost $8,048,502) †		$9,146,543

Percentages are based upon Net Assets of $9,102,491.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2012.

ADR – American Depositary Receipt

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

MTN – Medium Term Note

Ser – Series

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $8,048,502, and the unrealized appreciation and depreciation were $1,354,477 and $(256,436), respectively.

The following is a summary of the inputs used as of July 31, 2012 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$5,508,139	$—	$—	$5,508,139
Corporate Obligations	—	1,478,243	—	1,478,243
U.S. Treasury Obligations	—	903,205	—	903,205
U.S. Government Agency
Obligations	—	865,336	—	865,336
Short-Term Investment	391,620	—	—	391,620

Total Investments in Securities	$5,899,759	$3,246,784	$—	$9,146,543

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WHG-QH-008-1000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD DIVIDEND GROWTH FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%
	Shares	Value

CONSUMER DISCRETIONARY — 8.6%
Darden Restaurants	42,050	$2,152,119
Gannett	116,800	1,648,048
Genuine Parts	27,200	1,741,616
Lowe’s	60,400	1,532,348

		7,074,131

CONSUMER STAPLES — 15.7%
Colgate-Palmolive	15,550	1,669,448
Dr. Pepper Snapple Group	35,950	1,638,601
General Mills	62,400	2,414,880
Hormel Foods	28,500	795,435
McCormick	13,900	846,232
PepsiCo	35,700	2,596,461
Procter & Gamble	32,400	2,091,096
Sysco	26,600	781,774

		12,833,927

ENERGY — 7.7%
Chevron	22,000	2,410,760
ConocoPhillips	33,000	1,796,520
Kinder Morgan*	9,727	—
Occidental Petroleum	23,550	2,049,557

		6,256,837

FINANCIAL SERVICES — 14.5%
ACE	21,800	1,602,300
AFLAC	26,300	1,151,414
MetLife	44,800	1,378,496
T. Rowe Price Group	25,000	1,518,750
US Bancorp	60,400	2,023,400
Waddell & Reed Financial, Cl A	51,800	1,506,862
Wells Fargo	78,900	2,667,609

		11,848,831

HEALTH CARE — 12.3%
Abbott Laboratories	26,300	1,743,953
Baxter International	28,000	1,638,280
Johnson & Johnson	30,950	2,142,359
Pfizer	103,350	2,484,534
UnitedHealth Group	40,684	2,078,546

		10,087,672

MATERIALS & PROCESSING — 10.6%
Compass Minerals International	24,600	1,779,564
Ecolab	12,800	837,760
EI Du Pont de Nemours	30,950	1,538,215
Freeport-McMoRan Copper & Gold	47,700	1,606,059
PPG Industries	16,600	1,817,036
Republic Services, Cl A	38,100	1,102,233

		8,680,867

COMMON STOCK — continued
	Shares	Value

PRODUCER DURABLES — 13.4%
Emerson Electric	17,850	$852,694
Parker Hannifin	21,100	1,694,752
Raytheon	38,250	2,122,110
Union Pacific	22,000	2,697,420
United Technologies	29,800	2,218,312
WW Grainger	6,500	1,331,395

		10,916,683

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Digital Realty Trust	23,200	1,811,224

TECHNOLOGY — 11.0%
Accenture, Cl A	33,650	2,029,095
Intel	89,300	2,295,010
International Business Machines	4,200	823,116
Microchip Technology	42,200	1,408,636
Microsoft	81,600	2,404,752

		8,960,609

UTILITIES — 3.1%
Vodafone Group ADR	87,800	2,524,250

Total Common Stock (Cost $74,132,376)		80,995,031

SHORT-TERM INVESTMENT — 0.7%
Federated Prime Money Market Obligations Fund, 0.150% (A) (Cost $569,107)	569,107	569,107

Total Investments — 99.8% (Cost $74,701,483)†		$81,564,138

Percentages are based upon Net Assets of $81,734,287.

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of July 31, 2012.

ADR – American Depositary Receipt

Cl – Class

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $74,701,483, and the unrealized appreciation and depreciation were $8,333,410 and $(1,470,755), respectively.

As of July 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

WHG-QH-010-0400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 94.2%
	Face Amount	Value

CONSUMER DISCRETIONARY — 28.2%
AMC Entertainment 8.000%, 03/01/14	$44,000	$44,110
ARAMARK 8.500%, 02/01/15	100,000	102,376
ARAMARK Holdings 8.625%, 05/01/16 (A)	110,000	112,476
Avis Budget Car Rental 7.750%, 05/15/16	320,000	329,600
Boyd Gaming 6.750%, 04/15/14	150,000	149,813
CCO Holdings 7.875%, 04/30/18	235,000	256,444
Cinemark USA 8.625%, 06/15/19	165,000	183,975
Clear Channel Communications 5.750%, 01/15/13	375,000	371,250
Clear Channel Worldwide Holdings 9.250%, 12/15/17	150,000	162,000
Coleman Cable 9.000%, 02/15/18	75,000	79,219
Corrections Corp of America 7.750%, 06/01/17	40,000	43,325
Delta Air Lines 9.500%, 09/15/14 (A)	229,000	241,309
DISH DBS 7.125%, 02/01/16	100,000	110,375
Equinox Holdings 9.500%, 02/01/16 (A)	75,000	79,594
Gannett 9.375%, 11/15/17	200,000	225,500
Gray Television 10.500%, 06/29/15	245,000	259,700
GWR Operating Partnershilp 10.875%, 04/01/17	120,000	135,600
Harrahs 5.375%, 12/15/13	120,000	115,800
Harrahs 11.250%, 06/01/17	150,000	162,375
Inmarsat Finance 7.375%, 12/01/17 (A)	200,000	216,000
Interline Brands 7.000%, 11/15/18	80,000	85,000
Isle of Capri Casinos 7.000%, 03/01/14	150,000	150,187
KAR Auction Services 4.466%, 05/01/14 (B)	320,000	318,800
Lamar Media 7.875%, 04/15/18	165,000	183,150
Level 3 Communications 11.875%, 02/01/19	50,000	55,625
LIN Television 8.375%, 04/15/18	225,000	233,437

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — (continued)
McJunkin Red Man 9.500%, 12/15/16	$100,000	$108,250
MDC Partners 11.000%, 11/01/16	200,000	215,000
Mediacom Broadband 8.500%, 10/15/15	217,000	223,239
MGM Resorts International 6.625%, 07/15/15	160,000	165,400
5.875%, 02/27/14	15,000	15,375
NBTY 9.000%, 10/01/18	135,000	149,850
NCL 11.750%, 11/15/16	255,000	293,888
9.500%, 11/15/18	75,000	82,125
Nielsen Finance 11.625%, 02/01/14	40,000	45,600
7.750%, 10/15/18	80,000	90,000
Peninsula Gaming 8.375%, 08/15/15	125,000	130,625
Prestige Brands 8.250%, 04/01/18	200,000	219,750
Regal Entertainment 9.125%, 08/15/18	250,000	280,625
Royal Caribbean Cruises 11.875%, 07/15/15	50,000	61,000
Salem Communications 9.625%, 12/15/16	254,000	281,305
Scientific Games International 9.250%, 06/15/19	250,000	275,625
7.875%, 06/15/16 (A)	65,000	67,600
Sealy 10.875%, 04/15/16 (A)	92,000	99,590
ServiceMaster 10.750%, 07/15/15 (A)	61,964	63,823
Sinclair Television Group 9.250%, 11/01/17 (A)	200,000	222,000
8.375%, 10/15/18	120,000	130,800
Southern States 11.250%, 05/15/15 (A)	100,000	104,875
Ticketmaster Entertainment 10.750%, 08/01/16	230,000	242,940
Tomkins 9.000%, 10/01/18	138,000	153,352
Tower Auto Holdings 10.625%, 09/01/17 (A)	300,000	314,625
Toys R Us Property 10.750%, 07/15/17	140,000	154,700
United Air Lines 12.000%, 11/01/13 (A)	140,000	145,950
United Auto Group 7.750%, 12/15/16	250,000	258,750
United Rentals North America 10.875%, 06/15/16	75,000	84,375

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — (continued)
West 8.625%, 10/01/18	$175,000	$191,406
WMG Acquisition 9.500%, 06/15/16	120,000	131,850

		9,411,333

CONSUMER STAPLES — 8.4%
Bausch & Lomb 9.875%, 11/01/15	160,000	167,000
Burger King 9.875%, 10/15/18	125,000	143,281
CKE Restaurants 11.375%, 07/15/18	133,000	152,784
Cott Beverages 8.375%, 11/15/17	75,000	81,750
Darling International 8.500%, 12/15/18	95,000	106,637
Dean Foods 9.750%, 12/15/18	115,000	125,925
Hanesbrands 8.000%, 12/15/16	100,000	111,125
Jarden 8.000%, 05/01/16	40,000	43,200
JBS USA 11.625%, 05/01/14	210,000	238,088
Liz Claiborne 10.500%, 04/15/19 (A)	150,000	167,813
Michaels Stores 13.000%, 11/01/16 (C)	150,000	160,126
Neiman Marcus Group 10.375%, 10/15/15	113,000	116,956
New Albertsons 7.250%, 05/01/13	80,000	78,700
PEP Boys 7.500%, 12/15/14	107,000	108,339
Pinnacle Foods 9.250%, 04/01/15	125,000	127,813
Revlon Consumer Products 9.750%, 11/15/15	189,000	201,757
Reynolds Group Issuer 7.750%, 10/15/16 (A)	220,000	231,000
Rite Aid 6.875%, 08/15/13	190,000	194,275
Stater Brothers Holdings 7.750%, 04/15/15	28,000	28,525
Yankee Candle 9.750%, 02/15/17	190,000	197,837
8.500%, 02/15/15	12,000	12,195

		2,795,126

ENERGY — 8.9%
Antero Resources 9.375%, 12/01/17	135,000	149,175

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — (continued)
Arch Coal 8.750%, 08/01/16	$125,000	$122,188
Bill Barrett 9.875%, 07/15/16	30,000	33,150
CCS 11.000%, 11/15/15 (A)	185,000	191,475
Chesapeake Energy 9.500%, 02/15/15	225,000	241,875
6.775%, 03/15/19	65,000	63,700
Cloud Peak Energy 8.250%, 12/15/17	60,000	63,000
Coffeyville Resources 9.000%, 04/01/15 (A)	225,000	239,063
Encore Acquisition 9.500%, 05/01/16	70,000	76,650
Energy XXI 9.250%, 12/15/17	125,000	138,437
Forest Oil 8.500%, 02/15/14	165,000	172,425
Hornbeck Offshore Services 8.000%, 09/01/17	50,000	53,500
Murray Energy 10.250%, 10/15/15 (A)	75,000	66,750
Newfield Exploration 7.125%, 05/15/18	200,000	212,500
Quicksilver Resources 11.750%, 01/01/16	275,000	264,688
8.250%, 08/01/15	55,000	52,250
SandRidge Energy 9.875%, 05/15/16	100,000	110,000
Stone Energy 8.625%, 02/01/17	150,000	156,000
6.750%, 12/15/14	150,000	149,625
Swift Energy 7.125%, 06/01/17	75,000	76,687
Tesoro 6.625%, 11/01/15	320,000	326,800

		2,959,938

FINANCIAL SERVICES — 9.2%
Aircastle 9.750%, 08/01/18	85,000	96,475
Ally FInancial 8.300%, 02/12/15	85,000	94,456
Basic Energy Services 7.125%, 04/15/16	215,000	211,238
Carrizo Oil & Gas 8.625%, 10/15/18	100,000	108,250
CIT Group 4.750%, 02/15/15 (A)	190,000	197,620
Credit Acceptance 9.125%, 02/01/17	135,000	149,175
DJO Finance 10.875%, 11/15/14	350,000	364,875

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIAL SERVICES — (continued)
Ford Motor Credit 5.625%, 09/15/15	$100,000	$108,306
Fresenius US Finance II 9.000%, 07/15/15 (A)	125,000	144,219
Hub International Holding 9.000%, 12/15/14 (A)	205,000	208,587
Ineos Finance 9.000%, 05/15/15 (A)	225,000	237,375
International Lease Finance 8.625%, 09/15/15	175,000	197,313
International Lease Finance MTN 6.375%, 03/25/13	50,000	51,250
5.650%, 06/01/14	135,000	139,725
5.625%, 09/20/13	70,000	72,187
Nuveen Investments 10.500%, 11/15/15	75,000	76,125
5.500%, 09/15/15	283,000	254,700
PHH 7.125%, 03/01/13	140,000	142,800
Pioneer Energy Services 9.875%, 03/15/18	85,000	91,375
Springleaf Finance MTN 5.375%, 10/01/12	110,000	109,450

		3,055,501

HEALTH CARE — 6.4%
Alere 9.000%, 05/15/16	175,000	181,562
Biomet 10.375%, 10/15/17	45,000	48,150
Biomet 11.625%, 10/15/17	235,000	252,919
HCA 8.500%, 04/15/19	125,000	140,859
6.375%, 01/15/15	90,000	96,806
HealthSouth 8.125%, 02/15/20	175,000	193,594
Mylan 7.625%, 07/15/17 (A)	200,000	223,125
Omnicare 7.750%, 06/01/20	100,000	109,500
Select Medical 7.625%, 02/01/15	200,000	202,000
Tenet Healthcare 9.250%, 02/01/15	166,000	185,505
Universal Hospital Services 8.500%, 06/01/15	275,000	282,013
Valeant Pharmaceuticals PIK 6.500%, 07/15/16 (A)	200,000	212,000

		2,128,033

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS & PROCESSING — 11.3%
Abi Escrow 10.250%, 10/15/18	$250,000	$280,625
Appleton Papers 10.500%, 06/15/15 (A)	190,000	202,825
Beazer Homes USA 12.000%, 10/15/17	245,000	264,294
Berry Plastics 8.250%, 11/15/15 (A)	110,000	116,325
Boise Paper Holdings 9.000%, 11/01/17	175,000	195,562
Castle 12.750%, 12/15/16 (A)	140,000	151,900
Clearwater Paper 10.625%, 06/15/16	65,000	72,475
Essar Steel 9.375%, 03/15/15 (A)	150,000	145,500
FMG Resources 7.000%, 11/01/15 (A)	110,000	112,750
Georgia Gulf 9.000%, 01/15/17 (A)	150,000	169,125
Gibraltar Industries 8.000%, 12/01/15	75,000	76,875
Graphic Packaging International 7.875%, 10/01/18	60,000	66,600
Huntsman International 5.500%, 06/30/16	143,000	143,358
KB Home 5.875%, 01/15/15	175,000	177,625
Lennar 5.600%, 05/31/15	40,000	42,050
Longview Fibre Paper & Packaging 8.000%, 06/01/16 (A)	325,000	335,563
MasTec 7.625%, 02/01/17	90,000	93,487
Metals USA 11.125%, 12/01/15	224,000	233,240
NOVA Chemicals 8.625%, 11/01/19	50,000	57,250
Packaging Dynamics 8.750%, 02/01/16 (A)	300,000	317,250
Pulte Group 5.200%, 02/15/15	50,000	52,125
Sealed Air 7.875%, 06/15/17	40,000	43,200
Solutia 8.750%, 11/01/17	40,000	45,300
Spectrum Brands 9.500%, 06/15/18 (A)	140,000	159,950
Steel Dynamics 6.750%, 04/01/15	200,000	203,750

		3,759,004

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

PRODUCER DURABLES — 6.2%
Alliant Techsystems 6.750%, 04/01/16	$335,000	$343,375
American Axle & Manufacturing Holdings 9.250%, 01/15/17 (A)	55,000	61,531
Bway 10.000%, 06/15/18	150,000	165,750
Case New Holland 7.750%, 09/01/13	40,000	42,500
Esterline Technologies 6.625%, 03/01/17	30,000	31,088
Geo Group 7.750%, 10/15/17	100,000	107,750
Kratos Defense 10.000%, 06/01/17	150,000	161,250
Lear 7.875%, 03/15/18	155,000	169,531
Meritor 8.125%, 09/15/15	210,000	215,512
Plastipak Holdings 8.500%, 12/15/15 (A)	155,000	160,038
Sequa 11.750%, 12/01/15 (A)	190,000	199,737
Sequa 13.500%, 12/01/15 (A)	60,000	63,675
Terex 10.875%, 06/01/16	140,000	156,800
TransDigm 7.750%, 12/15/18	125,000	139,375
Trimas 9.750%, 12/15/17	60,000	66,900

		2,084,812

REAL ESTATE INVESTMENT TRUST — 1.9%
DuPont Fabros Technology 8.500%, 12/15/17	175,000	192,938
Felcor Lodging 10.000%, 10/01/14	195,000	223,031
Host Hotels & Resorts 9.000%, 05/15/17	100,000	110,250
Rouse 7.200%, 09/15/12	100,000	100,375

		626,594

TECHNOLOGY — 5.0%
Advanced Micro Devices 8.125%, 12/15/17	210,000	221,025
Amkor Technologies 7.375%, 05/01/18	145,000	149,713
CDW 12.535%, 10/12/17	310,000	332,475
Emdeon 11.000%, 12/31/19 (A)	85,000	96,687

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

TECHNOLOGY — (continued)
Equinix 8.125%, 03/01/18	$85,000	$94,137
Freescale Semiconductors 9.250%, 04/15/18 (A)	175,000	187,250
Intelsat Jackson Holdings 11.250%, 06/15/16	154,000	162,085
Magnachip Semiconductor 10.500%, 04/15/18	205,000	227,550
NXP Funding 9.750%, 08/01/18 (A)	105,000	120,225
Seagate Technology 10.000%, 05/01/14 (A)	40,000	44,400
SunGard Data Systems 10.250%, 08/15/15	40,000	40,950

		1,676,497

UTILITIES — 8.7%
AES 9.750%, 04/15/16	101,000	121,453
Allbritton Communication 8.000%, 05/15/18	275,000	292,188
Calpine 7.250%, 10/15/17 (A)	140,000	151,550
Calpine Construction 8.000%, 06/01/16 (A)	125,000	135,469
Cequel 8.625%, 11/15/17 (A)	150,000	161,625
Cincinnati Bell 8.250%, 10/15/17	140,000	148,050
7.000%, 02/15/15	110,000	111,375
Citizens Communications 6.625%, 03/15/15	25,000	26,625
Frontier Communications 7.875%, 04/15/15	199,000	219,895
Level 3 Financing 8.750%, 02/15/17	225,000	234,844
Nextel Communications 7.375%, 08/01/15	135,000	136,012
5.950%, 03/15/14	94,000	94,235
North American Energy Alliance 10.875%, 06/01/16	110,000	123,475
NRG Energy 7.375%, 01/15/17	333,000	345,487
PAETEC Holding 8.875%, 06/30/17	75,000	81,187
RRI Energy 7.625%, 06/15/14	125,000	133,125
TW Telecom 8.000%, 03/01/18	140,000	156,450
Virgin Media Finance 8.375%, 10/15/19	190,000	214,938

		2,887,983

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued
Value

Total Corporate Obligations (Cost $31,342,529)	$31,384,821

Total Investments — 94.2% (Cost $31,342,529)†	$31,384,821

Percentages are based upon Net Assets of $33,333,596.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “Qualified Institutional Buyers.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating rate security — Rate disclosed is the rate in effect on July 31, 2012. (C) Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on July 31, 2012. The coupon on a step bond changes on a specified date.

MTN – Medium Term Note

PIK – Payment-in-Kind

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $31,342,529 , and the unrealized appreciation and depreciation were $245,167 and $(202,875), respectively.

As of July 31, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

WHG-QH-012-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012